Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	309,554,410	300,707,476
Common stock, shares outstanding	265,184,774	256,918,184
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	71,342,227	71,342,227
Common stock, shares outstanding	71,342,227	71,342,227
Parent | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	309,554,410	300,707,476
Common stock, shares outstanding	265,184,774	256,918,184
Parent | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	71,342,227	71,342,227
Common stock, shares outstanding	71,342,227	71,342,227